Consolidated Balance Sheets (Parenthetical) - € / shares	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	€ 0	€ 0	€ 0
Common Stock, Shares Authorized	59,700,000	59,700,000
Common Stock, Shares, Outstanding	18,289,866	18,216,958		18,216,858	18,216,858